Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2018
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
6.	Prepaid expenses and accrued income

	As of December 31,
in CHF thousands	2018	2017
Prepaid expenses	2,364	1,440
Accrued income	3,667	2,799
Total	6,031	4,239

The prepaid expenses relate mainly to research contracts with down-payments at contract signature and the related activities will start or continue into 2019.

Accrued income consists of CHF 1.2 million as of December 31, 2018 associated with our Biogen collaboration and CHF 2.1 million associated with our Janssen collaboration (see Note 11). This amount represents 33.5% and 56.8%, respectively of our total accrued income as of December 31, 2018.